14. Intangible assets (Details 1)	12 Months Ended
Dec. 31, 2020
Software licenses [member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	20.00%
Authorizations [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	5.00%
Authorizations [member] | Top Of Range [member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	50.00%
Right to use infrastructure [member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	5.00%
Other assets [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	7.00%
Other assets [member] | Top Of Range [member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	10.00%